Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum fixed commitments related to all non-cancellable leases	The minimum fixed commitments related to all
non-cancellable
leases are as follows:

For the years ending December 31,	Operating Leases	Capital Leases
	(in thousands)
2021	$2,413	$50
2022	2,358	4
2023	1,563	3
2024	940	1
2025	215	—

Total minimum lease payments	$7,489	58

Less: amount representing interest		(3)

Present value of minimum lease payments		55
Less: current obligation		(48)

Long-term obligations under capital lease		$7

Schedule of estimated indirect tax liability
The following table summarizes the estimated indirect tax liability activity during the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
	(in thousands)
Balance, beginning of year	$680	$662
Adjustments to existing liabilities	241	18

Balance, end of year	$921	$680

The Company continues to analyze the additional obligations it may have, if any, it will adjust the liability accordingly.

Schedule of estimated indirect tax liability
The following table summarizes the estimated indirect tax liability activity during the nine months ended September 30, 2021:

September 30, 2021
(in thousands)
Balance, January 1, 2021	$921
Additions	1,040
Payments	(162)
Adjustment to Expense	(27)

Balance, September 30, 2021	$1,772